Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000030200
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,237	$ 10,537	$ 10,504	$ 11,972	$ 11,933	$ 11,002	$ 10,006	$ 10,212	$ 9,836	$ 9,533	$ 9,553
C000030202
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 11,295	10,592	10,558	12,094	12,115	11,226	10,261	10,525	10,190	9,928	10,000
C000030204
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,425	11,588	11,488	13,033	12,909	11,836	10,707	10,867	10,409	10,035	10,000
C000030203
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 11,560	10,848	10,844	12,383	12,365	11,421	10,404	10,635	10,262	9,964	10,000
C000157740
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,434	11,582	11,482	13,027	12,912	11,838	10,707	10,856	10,408	10,032	10,000
C000030199
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,059	11,280	11,216	12,752	12,679	11,661	10,579	10,769	10,347	10,005	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	10,899	10,739	12,377	12,462	11,563	10,482	10,644	10,272	10,034	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	10,899	10,739	12,377	12,462	11,563	10,482	10,644	10,272	10,034	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	10,899	10,739	12,377	12,462	11,563	10,482	10,644	10,272	10,034	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	10,899	10,739	12,377	12,462	11,563	10,482	10,644	10,272	10,034	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	10,899	10,739	12,377	12,462	11,563	10,482	10,644	10,272	10,034	10,000
FEDERATED INDEX: Bloomberg US Universal
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Account Value	$ 12,036	11,192	10,979	12,584	12,672	11,803	10,649	10,795	10,386	10,075	10,000
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 11,708	$ 10,899	$ 10,739	$ 12,377	$ 12,462	$ 11,563	$ 10,482	$ 10,644	$ 10,272	$ 10,034	$ 10,000